Document and Entity Information	Feb. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2019
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Oct. 31, 2018
Brown Advisory Global Leaders Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFLX
Brown Advisory Global Leaders Fund | Investor Shares
Prospectus:
Trading Symbol	BIALX
Brown Advisory Strategic Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	BIABX
Brown Advisory Strategic Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BATBX
Brown Advisory Emerging Markets Select Fund | Institutional Shares
Prospectus:
Trading Symbol	BAFQX
Brown Advisory Emerging Markets Select Fund | Investor Shares
Prospectus:
Trading Symbol	BIAQX
Brown Advisory Emerging Markets Select Fund | Advisor Shares
Prospectus:
Trading Symbol	BAQAX